EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Affiliates Subsidiaries Associates And Joint Ventures Tables [Abstract]
Equity Method Investments Tables [Text Block]

	2009	2010	2011
	(EUR in thousands)
Equity method investments	25,327	50,094	59,139
Revenue	258,841	127,630	77,406
Gross profit	(19,054)	40,056	29,804
Net earnings	(128,247)	12,510	6,774
Group’s equity in net earnings	(18,550)	9,245	8,661
Dividends received by the Group	389	1,541	2,785
Balance Sheet data as at December 31
Current assets	177,876	79,766	91,871
Non-current assets	696,071	486,486	511,932
Current liabilities	235,615	28,696	30,077
Non-current liabilities	642,407	461,376	488,387
Net assets	(4,075)	76,180	85,339
Group’s equity in net assets	23,136	47,695	38,974